INVESTMENTS - Tongcheng-Elong and MakeMyTrip (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2019	Dec. 31, 2018
INVESTMENTS
Carrying value under equity investments	¥ 35,800	¥ 31,717
Publicly traded
INVESTMENTS
Increased equity investments value	16,000
Equity investments, market value	53,100
Tongcheng-eLong
INVESTMENTS
Equity method investment, ownership interest (as a percent)				27.00%
Carrying value under equity investments	¥ 6,800	¥ 6,400
MakeMyTrip
INVESTMENTS
Equity method investment, ownership interest (as a percent)			49.00%